Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Income Tax Expense (Benefit)
A reconciliation of income tax expense (benefit) at the statutory corporate income tax rate to the income tax expense (benefit) at the Company’s effective income tax rates is as follows (in thousands):

	Year ended December 31,		Three months ended December 31,	Year ended September 30,
	2020	2019	2018	2018
Net loss before taxes	$(166,257)	$(139,008)	$(23,253)	$(52,031)
U.K. statutory tax rate	19.0%	19.0%	19.0%	19.0%
Income tax benefit at U.K. statutory tax rate	(31,589)	(26,411)	(4,423)	(9,886)
Tax incentives / credits	(23,076)	(16,312)	(3,234)	(7,296)
Non-deductible expenses	797	4,048	127	1,553
Adjustments in respect of prior years	(1,088)	96	265	(13)
Operating losses	28,672	21,643	3,605	7,317
Tax on property, plant, equipment and intangibles	547	267	140	233
Other, net	1,552	1,510	915	812
Foreign rate differential	22	$—	—	$—
Total income tax benefit	$(24,163)	$(15,159)	$(2,605)	$(7,280)
Current income tax benefit	(22,819)	(14,749)	(2,605)	(7,280)
Deferred income tax benefit	(1,344)	(410)	—	—

Effective rate of income tax	14.5%	10.9%	11.2%	14.0%

Schedule of Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities consisted of the following at December 31, 2020 and 2019 (in thousands):

	December 31,
	2020	2019
Deferred tax assets:
Other differences	$14,135	$1,522
Tax losses	40,221	19,624
Fixed assets	3,934	896
Total deferred tax assets	58,290	22,042
Valuation allowances	(56,536)	(21,632)
Net deferred tax asset (liability)	$1,754	$410